UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21082

        Nuveen Quality Preferred Income Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois, 60606
Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois, 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            12/31

Date of reporting period:          09/30/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Quality Preferred Income Fund (JTP)
September 30, 2004

					Ratings*
						Market
Shares	Description(1)		Coupon	Moody's	S&P	Value

	$25 PAR (or similar) SECURITIES - 63.4% (43.5% of Total Investments)
	Auto Components - 1.4%
510,000	Delphi Trust I		8.250%	Baa3	NR	$ 13,178,400

	Automobiles - 0.2%
32,900	Ford Motor Company, Series F (CORTS)		8.000%	Baa1	BBB-	862,309
51,600	General Motors Acceptance Corporation		7.350%	A3	BBB	1,328,184

	Beverages - 1.4%
535,800	Grand Metropolitan Delaware LP		9.420%	NR	BBB+	13,716,480

	Chemicals - 0.2%
39,000	Federal Home Loan Mortgage Corporation (a)		5.100%	Aa3	AA-	1,708,980

	Commercial Banks - 11.7%
67,800	Abbey National plc, Series B		7.375%	A2	A	1,833,312
24,500	Abbey National plc, Series B		7.250%	A1	NR	640,675
100,000	ABN AMRO Capital Fund Trust V		5.900%	A2	A	2,364,000
102,800	ASBC Capital I		7.625%	Baa1	BBB-	2,755,040
7,200	BAC Capital Trust I		7.000%	Aa3	A-	188,712
64,300	BAC Capital Trust II		7.000%	Aa3	A-	1,697,520
80,000	BAC Capital Trust III		7.000%	Aa3	A-	2,117,600
52,300	Banco Totta & Acores Finance, Series A		8.875%	A3	NR	1,397,393
68,300	Bank One Capital II		8.500%	A1	A-	1,804,486
59,400	Bank One Capital Trust VI		7.200%	A1	A-	1,580,040
17,000	BBVA Preferred Capital Ltd., Series B		7.750%	A1	A-	447,950
122,000	BCH Capital Ltd., Series B		9.430%	A2	BBB+	3,230,560
31,100	BNY Capital Trust V, Series F		5.950%	A1	A-	765,682
270,650	BSCH Finance Ltd., Series Q		8.625%	A2	BBB+	7,145,160
25,200	Chase Capital Trust VIII, Series H		8.300%	A1	A-	664,020
198,200	Chittenden Capital Trust I		8.000%	Baa1	BB+	5,335,544
30,176	CIT Group Incorporated (CORTS)		7.750%	A3	BBB+	817,468
15,000	Citigroup Capital Trust VI		6.875%	Aa2	A	378,900
131,700	Citigroup Capital Trust VII		7.125%	Aa2	A	3,472,929
95,200	Citigroup Capital Trust VIII		6.950%	Aa2	A	2,493,288
66,300	Citigroup Inc., Series H (a)		6.231%	Aa3	NR	3,643,185
116,800	Cobank ABC, 144A (a)		7.000%	NR	NR	6,406,714
123,800	Comerica Capital Trust I		7.600%	A3	BBB+	3,226,228
224,795	Compass Capital Trust III		7.350%	A3	BBB-	5,966,059
28,600	First Union Capital II, Series II (CORTS)		7.500%	A1	BBB+	755,326
11,300	First Union Institutional Capital II (CORTS)		8.200%	A1	BBB+	322,050
87,000	Fleet Capital Trust VI		8.800%	Aa3	A-	2,270,700
57,900	Harris Preferred Capital Corporation, Series A		7.375%	A1	A	1,460,817
32,600	JPM Capital Trust I, Series 2001-1, Class A-1 (CORTS)		7.850%	A1	NR	866,834
81,500	JPMorgan Chase Capital Trust IX, Series I		7.500%	A1	A-	2,159,750
70,500	JPMorgan Chase Capital Trust X		7.000%	A1	NR	1,849,920
20,000	JPMorgan Chase Trust, Series 2002-6, Class A (SATURNS)		7.125%	A1	A-	524,900
62,900	KeyCorp (PCARS)		7.500%	A3	NR	1,696,413
18,000	KeyCorp, Series 2001-7 (CORTS)		7.750%	A3	BBB	475,560
29,800	KeyCorp, Series B (CORTS)		8.250%	A3	BBB	795,660
62,800	National Commerce Capital Trust II		7.700%	A1	A-	1,680,528
55,300	National Westminster Bank plc, Series A		7.875%	Aa2	A+	1,421,210
29,200	Regions Finance Trust I		8.000%	A2	BBB+	779,640
18,600	SunTrust Capital Trust IV		7.125%	A1	A-	488,436
67,700	SunTrust Capital Trust V		7.050%	A1	A-	1,769,001
174,400	USB Capital Trust III		7.750%	A1	A-	4,630,320
418,405	USB Capital Trust IV		7.350%	A1	A-	11,075,180
45,300	USB Capital Trust V		7.250%	A1	A-	1,188,219
33,600	VNB Capital Trust I		7.750%	Baa1	BBB	893,088
24,300	Washington Mutual Capital Trust I, Series 2001-22, Class A-1 (CORTS)		7.650%	Baa1	BBB	641,034
9,500	Wells Fargo Capital Trust IV		7.000%	Aa2	A	250,895
115,100	Wells Fargo Capital Trust V		7.000%	Aa2	A	3,001,808
5,600	Wells Fargo Capital Trust VI		6.950%	Aa2	A-	146,552
340,000	Zions Capital Trust B		8.000%	Baa1	BB+	9,254,800
33,900	Fleet Capital Trust VII		7.200%	Aa3	A-	889,875

	Consumer Finance - 0.6%
127,000	Household Capital Trust V, Series X		10.000%	A3	BBB+	3,346,450
60,200	Household Capital Trust VI		8.250%	A3	BBB+	1,626,002
23,700	Household Capital Trust VII		7.500%	A3	BBB+	634,923

	Diversified Financial Services - 5.2%
60,000	Bear Stearns Capital Trust III		7.800%	A2	BBB	1,601,400
40,800	Citigroup Inc., Series M (a)		5.864%	Aa3	A	2,121,600
586,800	Countrywide Capital Trust IV		6.750%	Baa1	BBB+	14,804,964
108,549	Lehman Brothers Holdings Capital Trust III, Series K		6.375%	A2	BBB+	2,713,725
43,300	Lehman Brothers Holdings Capital Trust IV, Series L		6.375%	A2	BBB+	1,086,830
13,200	Lehman Brothers Holdings Capital Trust V, Series M		6.000%	A2	BBB+	316,668
35,000	Lehman Brothers Holdings Inc., Series C (a)		5.940%	NR	BBB+	1,784,125
62,900	Merrill Lynch Capital Trust		7.000%	A1	A-	1,651,125
46,000	Merrill Lynch Capital Trust II		8.000%	A1	A-	1,259,480
192,500	Merrill Lynch Preferred Capital Trust		7.750%	A1	A-	5,176,325
36,500	Merrill Lynch Preferred Capital Trust IV		7.120%	A1	A-	967,615
66,100	Merrill Lynch Preferred Capital Trust V		7.280%	A1	A-	1,784,700
150,800	Morgan Stanley Capital Trust II		7.250%	A1	A-	3,963,024
148,500	Morgan Stanley Capital Trust III		6.250%	A1	A-	3,687,255
249,095	Morgan Stanley Capital Trust IV		6.250%	A1	A-	6,147,665
10,800	Morgan Stanley Capital Trust V		5.750%	A1	NR	253,800

	Diversified Telecommunication Services - 0.1%
18,100	SBC Communications Inc.		7.000%	A1	A	471,324
7,200	BellSouth Corporation, Series 2001-3 (SATURNS)		7.125%	A1	NR	186,264
12,000	Verizon New England Inc., Series B		7.000%	Aa3	NR	314,760

	Electric Utilities - 2.8%
93,400	Dominion CNG Capital Trust I		7.800%	Baa1	BBB-	2,498,450
57,600	Dominion Resources Capital Trust II		8.400%	Baa2	NR	1,551,744
77,740	DTE Energy Trust I		7.800%	Baa3	BBB-	2,065,552
95,205	Entergy Louisiana Inc.		7.600%	Baa1	A-	2,543,878
251,220	Interstate Power & Light Company, Series B (a)		8.375%	Baa3	NR	8,076,723
64,700	OGE Energy Capital Trust I		8.375%	Baa2	BBB-	1,649,850
7,000	Tennessee Valley Authority, Series D		6.750%	Aaa	NR	175,280
187,000	Virginia Power Capital Trust		7.375%	Baa1	BBB	5,030,300
117,951	Georgia Power Company		5.900%	A2	A	2,863,850

	Food Products - 0.7%
65,000	Dairy Farmers of America Inc., 144A (a)		7.875%	Baa3	NR	6,760,000

	Gas Utilities - 0.4%
32,300	AGL Capital Trust II		8.000%	Baa2	BBB	858,211
108,500	TransCanada Pipeline		8.250%	A3	BBB	2,804,725

	Industrial Conglomerates - 0.1%
19,400	General Electric Company, Series GE (CORTS)		6.800%	Aaa	AAA	511,384

	Insurance - 13.6%
758,700	Ace Ltd., Series C		7.800%	Baa2	BBB-	20,409,030
21,500	AMBAC Financial Group Inc.		5.950%	Aa2	AA	529,330
18,700	American General Capital III		8.050%	Aa1	AA	500,225
195,000	Delphi Financial Group Inc.		8.000%	Ba1	BBB	5,169,450
112,800	EverestRe Capital Trust II		6.200%	Baa1	BBB	2,647,416
72,300	EverestRe Group Limited		7.850%	Baa1	BBB	1,981,020
136,600	Great-West L&A Capital Trust I, Series A		7.250%	A3	A-	3,435,490
148,477	Hartford Capital Trust III, Series C		7.450%	Baa1	BBB	3,873,765
46,700	Hartford Life Capital Trust II, Series B		7.625%	Baa1	BBB	1,231,479
30,300	ING Capital Funding Trust II		9.200%	A2	A-	807,798
563,900	ING Group NV		7.050%	NR	A-	14,734,707
1,015,458	ING Group NV		7.200%	A2	A-	27,011,183
77,100	Lincoln National Capital Trust V, Series E		7.650%	Baa1	BBB	2,043,150
26,900	Lincoln National Capital Trust VI		6.750%	Baa1	BBB	706,125
26,100	MBIA Inc.		8.000%	Aa2	AA	697,131
113,700	PartnerRe Limited		7.900%	A3	BBB+	3,058,530
250,000	PartnerRe Limited, Series C		6.750%	Baa1	NR	6,357,500
70,900	PLC Capital Trust III		7.500%	Baa1	BBB+	1,861,834
410,000	PLC Capital Trust IV		7.250%	Baa1	BBB+	10,819,900
102,215	Prudential plc		6.750%	Baa1	A	2,599,327
108,750	RenaissanceRe Holdings Ltd., Series A		8.100%	NR	NR	2,921,025
59,100	RenaissanceRe Holdings Ltd., Series B		7.300%	Baa2	NR	1,563,195
5,800	RenaissanceRe Holdings Ltd., Series C		6.080%	Baa2	BBB+	136,764
35,800	Safeco Capital Trust I (CORTS)		8.700%	Baa2	BBB-	960,156
31,000	Safeco Capital Trust I, Series 2001-4 (CORTS)		8.750%	Baa2	BBB-	829,250
58,800	Torchmark Capital Trust I		7.750%	Baa1	A-	1,582,896
2,800	W.R. Berkley (CORTS)		8.250%	NR	BBB-	76,636
391,854	XL Capital Ltd., Series A		8.000%	A3	NR	10,705,451
41,600	XL Capital Ltd., Series B		7.625%	A3	NR	1,125,280
14,900	ACE Capital Trust I, Series 1999		8.875%	Baa1	BBB-	381,440

	IT Services - 0.1%
20,100	Vertex Industries Inc. (PPLUS)		7.625%	A2	A+	540,690

	Media - 0.3%
119,000	Viacom Inc.		7.300%	A3	A-	3,117,800

	Multi-Utilities & Unregulated Power - 0.3%
97,200	Energy East Capital Trust I		8.250%	Baa3	BBB-	2,594,268

	Oil & Gas - 1.2%
411,032	Nexen Inc.		7.350%	Baa3	BBB-	11,011,547

	Pharmaceuticals - 0.2%
20,000	Bristol Myers Squibb Company (CORTS)		6.250%	A1	NR	509,000
54,300	Rhone-Poulenc Overseas, Series A		8.125%	A3	BBB	1,390,623

	Real Estate - 21.1%
13,400	AvalonBay Communities, Inc., Series H		8.700%	Baa2	BBB	376,540
608,700	BRE Properties, Series B		8.080%	Baa3	BBB-	16,069,680
533,545	CarrAmerica Realty Corporation, Series E		7.500%	Baa3	BBB-	14,170,955
55,600	Developers Diversified Realty Corporation, Series F		8.600%	Ba1	BBB-	1,490,080
30,800	Developers Diversified Realty Corporation, Series G		8.000%	NR	BBB-	812,812
119,000	Developers Diversified Realty Corporation, Series H		7.375%	NR	BBB-	3,035,690
114,179	Duke-Weeks Realty Corporation, Series B		7.990%	Baa2	NR	6,233,465
10,800	Duke-Weeks Realty Corporation, Series I		8.450%	Baa2	BBB	285,228
1,097,400	Equity Office Properties Trust, Series G		7.750%	Baa3	BBB	29,333,502
30,400	Equity Residential Properties Trust		9.125%	Baa2	NR	804,384
23,100	Equity Residential Properties Trust, Series D		8.600%	Baa2	NR	637,329
10,600	First Industrial Realty Trust, Inc., Series C		8.625%	Baa3	NR	298,708
218,300	HRPT Properties Trust, Series A		9.875%	Baa3	BBB-	5,955,224
1,096,700	HRPT Properties Trust, Series B		8.750%	Baa3	BBB-	29,907,009
22,000	New Plan Excel Realty Trust, Series D		7.800%	Baa3	NR	1,125,439
416,000	New Plan Excel Realty Trust, Series E		7.625%	NR	BBB-	10,807,680
101,000	Prologis Trust, Series G		6.750%	NR	BBB	2,513,890
57,000	PS Business Park Inc., Series I		6.875%	Ba1	BBB-	1,353,750
204,400	PS Business Parks Inc.		7.000%	Ba1	BBB-	5,007,800
240,000	PS Business Parks Inc., Series L		7.600%	Ba1	BBB-	6,122,400
22,800	Public Storage Inc., Series F		9.750%	Baa2	BBB+	595,536
25,100	Public Storage Inc., Series Q		8.600%	Baa2	NR	669,668
99,000	Public Storage Inc., Series R		8.000%	Baa2	BBB+	2,615,580
200,000	Public Storage Inc., Series S		7.875%	Baa2	BBB+	5,278,000
32,680	Public Storage Inc., Series U		7.625%	Baa2	BBB+	857,850
345,600	Public Storage Inc., Series V		7.500%	Baa2	NR	9,158,400
47,500	Regency Centers Corporation		7.450%	Baa3	BBB-	1,255,425
20,500	Simon Property Group, Inc., Series F		8.750%	Baa2	BBB-	553,295
176,200	Simon Property Group, Inc., Series G		7.890%	Baa2	BBB	9,359,744
43,500	Vornado Realty Trust, Series C		8.500%	Ba1	BBB-	1,120,125
315,000	Wachovia Preferred Funding Corporation		7.250%	A2	BBB+	8,709,750
49,658	AMB Property Corporation, Series M		6.750%	Baa2	BBB-	1,253,865
19,000	Firstar Realty LLC, 144A		8.875%	A1	A	24,356,670
16,200	Public Storage Inc., Series E		10.000%	Baa2	NR	415,692

	Wireless Telecommunication Services - 1.8%
312,846	Telephone and Data Systems Inc.		7.600%	Baa1	A-	8,237,235
156,300	United States Cellular Corporation		8.750%	Baa1	NR	4,377,963
185,900	United States Cellular Corporation		7.500%	Baa1	A-	4,879,875

	Total $25 Par (or similar) Securities (cost $578,752,057)					605,701,954

	CONVERTIBLE PREFERRED SECURITIES - 7.7% (5.3% of Total Investments)
	Diversified Financial Services - 0.6%
154,000	Citigroup Global Markets		2.000%	Aa1	NR	6,165,390

	Diversified Telecommunication Services - 1.4%
263,200	Alltel Corporation		7.750%	A2	NR	13,623,232

	Electric Utilities - 3.6%
266,200	Ameren Corporation		9.750%	A3	BBB+	7,309,852
10,000	American Electric Power		9.250%	Baa3	NR	455,500
260,200	Dominion Resources Inc.		8.750%	Baa1	BBB+	14,076,820
60,000	DTE Energy Company		8.750%	Baa2	NR	1,551,000
30,000	FPL Group Inc.		8.000%	NR	A-	1,679,100
153,600	Public Service Enterprise Group		10.250%	Baa3	NR	8,993,280

	Gas Utilities - 1.7%
299,400	Keyspan Corporation		8.750%	A3	NR	15,868,200

	Healthcare Equipment & Supplies - 0.3%
54,500	Baxter International Inc.		7.000%	Baa1	NR	2,929,375

	Insurance - 0.1%
50,000	XL Capital Limited		6.500%	A2	A	1,235,500

	Total Convertible Preferred Securities (cost $68,609,354)					73,887,249

Principal					Ratings*
Amount (000)/						Market
Shares	Description(1)	Coupon	Maturity	Moody's	S&P	Value

	CAPITAL PREFERRED SECURITIES - 65.1% (44.7% of Total Investments)
	Commercial Banks - 47.3%
$9,000	AB Svensk Exportkredit, 144A	6.375%	10/27/49	Aa3	AA-	$ 9,102,978
30,000	Abbey National Capital Trust I	8.963%	12/30/49	A2	A-	40,606,140
3,100	AgFirst Farm Credit Bank	7.300%	12/15/53	NR	NR	3,131,155
2,800	ANZ Capital Trust I, 144A	5.360%	12/29/49	A2	A-	2,827,294
2,500	Bank of New York Capital I, Series B	7.970%	12/31/26	A1	A-	2,843,150
2,500	Bank One Capital III	8.750%	9/01/30	A1	A-	3,346,280
2,000	BankAmerica Institutional Capital Trust, Series B, 144A	7.700%	12/31/26	Aa3	A-	2,220,302
5,700	BankBoston Capital Trust II, Series B	7.750%	12/15/26	Aa3	A-	6,303,733
1,500	BanPonce Trust I, Series A	8.327%	2/01/27	Baa1	BBB-	1,686,851
7,200	Barclays Bank plc, 144A	8.550%	6/15/49	Aa3	A+	8,830,577
10	BBVA Privanza International Gibraltar, 144A	7.764%	9/30/47	A1	NR	10,650,000
4,250	BNP Paribas Capital Trust	7.200%	12/31/49	NR	A+	4,464,714
1,500	BNP Paribas Capital Trust, 144A	9.003%	12/29/49	A1	A+	1,865,151
2,000	BT Capital Trust, Series B1	7.900%	1/15/27	A2	NR	2,258,758
1,000	BT Institutional Capital Trust B, 144A	7.750%	12/01/26	A2	A-	1,099,757
7,900	BT Preferred Capital Trust II	7.875%	2/25/27	A2	NR	8,852,811
2,250	C.A. Preferred Fund Trust II	7.000%	10/30/49	NR	A	2,339,658
11,250	C.A. Preferred Funding Trust	7.000%	1/30/49	NR	A	11,669,524
3,000	Centura Capital Trust I, 144A	8.845%	6/01/27	A2	BBB+	3,495,945
5,000	Chase Capital Trust I, Series A	7.670%	12/01/26	A1	A-	5,423,555
3,000	Corestates Capital Trust I, 144A	8.000%	12/15/26	A1	A-	3,329,196
2,000	DBS Capital Funding Corporation, 144A	7.657%	3/15/49	A1	A-	2,326,502
8,500	Dime Capital Trust I, Series A	9.330%	5/06/27	Baa1	BBB	9,853,965
2,500	Dresdner Funding Trust I, 144A	8.151%	6/30/31	A3	BBB+	3,030,318
1,800	Farm Credit Bank of Texas	7.561%	11/05/49	NR	NR	1,867,973
1,000	First Chicago NBD Institutional Capital, 144A	7.950%	12/01/26	A1	NR	1,116,216
1,000	First Empire Capital Trust II	8.277%	6/01/27	Baa1	BBB	1,135,688
1,500	First Midwest Bancorp Inc.	6.950%	12/01/33	Baa2	BBB-	1,604,865
26,463	First Union Institutional Capital Securities I	8.040%	12/01/26	A1	BBB+	29,547,421
5,000	Great Western Financial Trust II, Series A	8.206%	2/01/27	Baa1	BBB	5,665,315
25,500	HBOS Capital Funding LP, Notes	6.850%	3/01/49	NR	A	26,152,953
5,750	HSBC Capital Funding LP, 144A	9.547%	12/31/49	A1	A-	7,250,244
17,150	HSBC Capital Funding LP, Debt	10.176%	6/30/50	A1	A-	26,270,490
19,500	JPM Capital Trust II	7.950%	2/01/27	A1	A-	21,773,310
5,000	KBC Bank Fund Trust III, 144A	9.860%	11/02/49	A2	A-	6,189,580
2,000	KeyCorp Institutional Capital Trust A	7.826%	12/01/26	A3	BBB	2,216,688
8,850	Lloyds TSB Bank plc, Subordinate Note	6.900%	11/22/49	Aa2	A+	9,193,530
11,150	NB Capital Trust II	7.830%	12/15/26	Aa3	A-	12,697,564
7,655	Nordbanken AB, 144A	8.950%	11/29/49	A2	A-	9,232,918
1,000	North Fork Capital Trust I, Capital Securities	8.700%	12/15/26	A3	BBB-	1,138,555
8,000	Peoples Heritage Capital Trust I, Series B	9.060%	2/01/27	Baa1	BB+	9,373,920
19,000	PNC Institutional Capital Securities, 144A	7.950%	12/15/26	A3	BBB+	21,093,667
2,000	Popular North American Capital Trust I	6.564%	9/15/34	Baa1	BBB-	2,039,070
15,750	RBS Capital Trust B	6.800%	12/31/49	NR	A	16,199,915
17,500	Reliance Capital Trust I, Series B	8.170%	5/01/28	NR	NR	20,032,670
1,400	Republic New York Capital II, Capital Securities	7.530%	12/04/26	A2	A-	1,530,246
1,100	Royal Bank of Scotland Group plc	7.648%	8/31/49	A1	A	1,316,289
1,500	SocGen Real Estate Company LLC, 144A	7.640%	12/29/49	A2	A	1,665,891
5,000	Sparebanken Rogaland, Notes, 144A	6.443%	5/01/49	Baa1	NR	5,106,000
23,000	Summit Capital Trust I, Capital Securities	8.400%	3/15/27	Aa3	A-	26,570,244
7,000	UBS Preferred Funding Trust I	8.622%	10/29/49	A1	AA-	8,461,236
6,676	Union Planters Capital Trust A	8.200%	12/15/26	A2	BBB+	7,492,542
4,000	Wachovia Capital Trust I, Capital Securities, 144A	7.640%	1/15/27	A1	BBB+	4,423,372
5,000	Washington Mutual Capital Trust I	8.375%	6/01/27	Baa1	BBB	5,733,400
1,050	Wells Fargo Capital Securities	7.950%	12/01/26	Aa2	A	1,191,525
3,000	Zions Institutional Capital Trust, Series A	8.536%	12/15/26	Baa1	BBB-	3,467,586

	Diversified Financial Services - 1.1%
2,000	Keycorp Capital III	7.750%	7/15/29	A3	BBB	2,356,514
8,100	Old Mutual Capital Funding, Notes	8.000%	6/22/53	NR	NR	8,330,461

	Diversified Telecommunication Services - 1.8%
13,250	Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	Baa1	BBB+	17,146,335

	Gas Utilities - 1.5%
4,000	KN Capital Trust I, Preferred Securities	8.560%	4/15/27	Baa3	BB+	4,668,632
8,860	KN Capital Trust III	7.630%	4/15/28	Baa3	BB+	9,754,674

	Insurance - 10.7%
7,570	Ace Capital Trust II	9.700%	4/01/30	Baa1	BBB-	10,438,932
1,000	Allstate Financing II	7.830%	12/01/45	A2	A-	1,116,480
7,500	Berkeley Capital Trust	8.197%	12/15/45	Baa3	BBB-	8,145,675
4,000	MIC Financing Trust I	8.375%	2/01/27	A1	A+	4,322,760
6,000	Prudential plc	6.500%	6/29/49	Baa1	A	5,853,126
2,000	RenaissanceRe Capital Trust	8.540%	3/01/27	Baa1	BBB+	2,304,062
26,211	Sun Life Canada Capital Trust, Capital Securities, 144A	8.526%	5/06/47	A1	A+	30,265,108
35,095	Zurich Capital Trust I, 144A	8.376%	6/01/37	Baa2	A-	40,173,808

	Oil & Gas - 2.5%
20,900	Phillips 66 Capital Trust II	8.000%	1/15/37	Baa2	BBB	23,807,378

	Real Estate - 0.2%
2,250	Mangrove Bay, Class 3, 144A	6.102%	7/15/33	NR	BBB+	2,297,615

	Total Capital Preferred Securities (cost $581,058,166)					621,290,757

	CORPORATE BONDS - 4.5% (3.1% of Total Investments)
	Automobiles - 4.5%
5,000	Ford Motor Company	8.900%	1/15/32	Baa1	BBB-	5,625,900
5,700	Ford Motor Company, Debenture	7.700%	5/15/97	Baa1	BBB-	5,448,208
3,400	Ford Motor Company, Debenture	7.400%	11/01/46	Baa1	BBB-	3,206,509
24,500	General Motors Acceptance Corporation, Notes	8.000%	11/01/31	A3	BBB	25,428,745
2,760	General Motors Corporation, Senior Debentures	8.375%	7/15/33	Baa1	BBB	2,938,760

	Total Corporate Bonds (cost $38,022,985)					42,648,122

	REPURCHASE AGREEMENTS - 5.0% (3.4% of Total Investments)
23,879	State Street Bank, 1.7000%, dated 9/30/04, due 10/01/04, repurchase price					23,878,593
	$23,879,720 collateralized by $20,635,000 U.S. Treasury Bonds, 6.125%,
	due 8/15/29, value $24,358,978
24,000	State Street Bank, 1.7000%, dated 9/30/04, due 10/01/04, repurchase price					24,000,000
	$24,001,133 collateralized by $16,975,000 U.S. Treasury Bonds, 8.875%,
	due 8/15/17, value $24,486,438

	Total Repurchase Agreements (cost $47,878,593)					47,878,593

	Total Investments (cost $1,314,321,155) - 145.7%					1,391,406,675

	Other Assets Less Liabilities - 0.4%					3,315,567

	FundPreferred Shares, at Liquidation Value - (46.1)%					(440,000,000)

	Net Assets Applicable to Common Shares - 100%					$954,722,242

Interest Rate Swap Transactions Outstanding at September 30, 2004:

					Unrealized
	Notional			Termination	Appreciation
	Amount	Fixed Rate	Floating Rate**	Date	(Depreciation)

	$110,000,000	3.1300%	1.8400%	8/29/05	$ (677,498)
	110,000,000	3.8600	1.8400	8/29/07	(2,054,951)
	110,000,000	4.3500	1.8400	8/29/09	(3,227,928)

					$(5,960,377)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
*	Ratings below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.
**	Based on LIBOR (London Interbank Offered Rate)
(a)	Security is eligible for the Dividends Received Deduction.
144A	144A securities are those which are exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
(CORTS)	Corporate Backed Trust Securities.
(PCARS)	Public Credit and Repackaged Securities.
(PPLUS)	PreferredPlus Trust.
(SATURNS)	Structured Asset Trust Unit Repackaging.
NR	Security is not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the recognition of income on certain securities which are treated as debt securities for income tax purposes and equity securities for financial statement purposes, and timing differences in recognizing certain gains and losses on security transactions.

At September 30, 2004, the cost of investments was $1,314,885,058.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2004, were as follows:

Gross unrealized:
	Appreciation	$80,791,841
	Depreciation	(4,270,224)

	Net unrealized appreciation of investments	$76,521,617

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Quality Preferred Income Fund

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         11/29/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (Principal Executive Officer)

Date         11/29/04

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (Principal Financial Officer)

Date         11/29/04

* Print the name and title of each signing officer under his or her signature.